Cover	Dec. 14, 2023
Cover [Abstract]
Entity Registrant Name	F&M BANK CORP.
Entity Central Index Key	0000740806
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 14, 2023
Entity File Number	000-13273
Entity Incorporation State Country Code	VA
Entity Tax Identification Number	54-1280811
Entity Address Address Line 1	P.O. Box 1111
Entity Address City Or Town	Timberville
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22853
City Area Code	540
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	896-8941